Taxes - Schedule of Pre-Tax (Loss) Income (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Pre-Tax (Loss) Income [Line Items]
(Loss) income before income taxes	$ (50,590,568)	$ 5,323,820
PRC [Member]
Schedule of Pre-Tax (Loss) Income [Line Items]
(Loss) income before income taxes	(35,333,864)	2,585,780
HK [Member]
Schedule of Pre-Tax (Loss) Income [Line Items]
(Loss) income before income taxes	57,691	(69,944)
US [Member]
Schedule of Pre-Tax (Loss) Income [Line Items]
(Loss) income before income taxes	(43,670)
Cayman [Member]
Schedule of Pre-Tax (Loss) Income [Line Items]
(Loss) income before income taxes	$ (15,270,725)	$ 2,807,984